Warrants Liabilities (Tables)	12 Months Ended
Jun. 30, 2023
Warrants Liabilities [Abstract]
Schedule of Fair Value Ordinary Share of Warrants	Considering that the fair value as of June 2023 is $0.0799 per Ordinary Share, the valuation of warrants is the following:
Warrants
As of June 30, 2022	-
Issued by the SPAC	1,666,500
Fair value remeasurement (Gain)	(778,811)
As of June 30, 2023	$887,689